Capital commitments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Capital Commitment [Line Items]
Total capital commitments	€ 22.4	€ 22.3
Property, plant and equipment
Capital Commitment [Line Items]
Total capital commitments	14.3	11.1
Intangible assets
Capital Commitment [Line Items]
Total capital commitments	€ 8.1	€ 11.2